Intangible Assets - Additional Information (Detail) - EUR (€) € in Thousands		12 Months Ended
	Mar. 01, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Development projects expenses		€ 79	€ 1,010	€ 91
Useful life of intangible assets	15 years
Post-tax discount rate		17.66%	17.25%
Debt leveraging rate		20.00%
Market premium rate		8.00%
Risk premium rate		11.00%
Development costs expense		€ 17,830	€ 6,203	2,072
Development costs capitalized		2,845	8,248	5,325
Total development cost		€ 20,675	€ 14,449	€ 7,397